Goldman Sachs Buffered S&P 500 Fund - Mar-Sep Expense Example - Svc [Member] - Goldman Sachs Buffered S&P 500 Fund - Mar-Sep - Service Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	1,161
Expense Example, with Redemption, 5 Years	2,221
Expense Example, with Redemption, 10 Years	$ 4,860